Indebtedness to related parties (Details Narrative)				1 Months Ended											12 Months Ended
	Dec. 15, 2022 USD ($) shares	Dec. 15, 2022 EUR (€) shares	Nov. 12, 2020 USD ($)	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Related Party Transaction [Line Items]
Debt write off															$ 2,191,000
Recapitalization by WISeKey International Holding Ltd															(0)	7,348,000	$ (0)
the "Group"
Related Party Transaction [Line Items]
Proceeds from related party							$ 283,754		$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate							3.00%		3.00%	3.00%	3.00%	3.00%
Debt remission amount															3,311,700			€ 3,000,000	$ 5,871,714	€ 5,000,000
Debt write off				$ 2,191,282	€ 2,000,000
Maturity date							Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt							$ 1,198,746									1,198,746
Unamortized debt discount							35,340									35,340
Carrying value of current debt							1,163,406								1,277,806	1,163,406
Additional loan amount							208,751									208,751
Noncurrent debt															9,695,576
Current debt															1,407,497
Interest payable															129,691
Interest expense															114,400
Accounts payable															$ 1,377,871
Parent Company [Member]
Related Party Transaction [Line Items]
Lines of credit extended to shareholder loans			$ 4,000,000
Line of credit description			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of credit, interest rate			3.00%			2.50%
Debt conversion, converted amount	$ 7,348,397	€ 7,000,000
Debt conversion, shares issued | shares	175,000	175,000
Share capital							$ 183,710									$ 183,710
Recapitalization by WISeKey International Holding Ltd	$ 7,164,687
Unamortized debt discount						$ 208,751
Line of credit						$ 5,000,000
Line of credit, maturity date						Dec. 31, 2024
Proceeds from line of credit						$ 1,407,497
Line of credit						$ 1,163,406
Line of credit, interest rate						12.30%
Accrued interest						$ 244,091
Extinguishment of unamortized debt discount						$ 35,340
WiseCoin AG
Related Party Transaction [Line Items]
Proceeds from related party													$ 2,750,000	€ 250,000
Interest rate								2.50%					3.00%	300.00%